UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Segall Bryant & Hamill Emerging Markets Fund
(Class A: SBHEX)
(Class I: SBEMX)

Segall Bryant & Hamill International Small Cap Fund
(Class A: SBHSX)
(Class I: SBSIX)

SEMI-ANNUAL REPORT
April 30, 2016

Segall Bryant & Hamill Emerging Markets Fund
Segall Bryant & Hamill International Small Cap Fund
Each a series of Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill Emerging Markets Fund
Schedule of Investments	1
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19
Segall Bryant & Hamill International Small Cap Fund
Schedule of Investments	21
Statement of Assets and Liabilities	34
Statement of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	37
Notes to Financial Statements	39
Expense Example	51

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.4%
	BRAZIL – 4.9%
1,254	Banco Bradesco S.A. - ADR	$9,367
13,700	Banco do Brasil S.A.	88,072
5,000	BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	24,976
6,500	Braskem S.A. - ADR	92,625
700	Cia Energetica de Minas Gerais - ADR	1,372
700	Cielo S.A.	6,818
4,200	Cosan Ltd. - Class A	22,596
3,200	Cosan S.A. Industria e Comercio	29,625
1,600	CVC Brasil Operadora e Agencia de Viagens S.A.	8,839
20,700	Direcional Engenharia S.A.	37,015
1,000	EDP - Energias do Brasil S.A.	3,722
3,100	Eternit S.A.	1,496
400	Ez Tec Empreendimentos e Participacoes S.A.	1,942
41,400	JBS S.A.	108,817
2,500	MRV Engenharia e Participacoes S.A.	8,737
400	Multiplus S.A.	4,414
28,400	QGEP Participacoes S.A.	33,691
7,000	Qualicorp S.A.	30,326
2,600	Raia Drogasil S.A.	41,608
1,000	Rodobens Negocios Imobiliarios S.A.	1,556
1,300	Sao Martinho S.A.	16,907
1,300	Telefonica Brasil S.A. - ADR	16,016
10,000	TPI - Triunfo Participacoes e Investimentos S.A.	15,672
3,800	Tupy S.A.	15,082
		621,291
	CHILE – 1.0%
38	Banco de Credito e Inversiones	1,634
6,329	E.CL S.A.	10,993
2,700	Enersis Americas S.A. - ADR	23,112
2,700	Enersis Chile S.A. - ADR *	17,199
156	Inversiones La Construccion S.A.	1,839
5,061,212	Itau Corp.Banca	46,002
10,186	Quinenco S.A.	20,043
15,707	Ripley Corp. S.A.	7,715
100	Sociedad Quimica y Minera de Chile S.A. - ADR	2,083
118,663	Vina San Pedro Tarapaca S.A.	1,169
		131,789
	CHINA – 22.8%
50,000	361 Degrees International Ltd.	17,898
6,000	Agile Property Holdings Ltd.	3,407
127,000	Agricultural Bank of China Ltd. - Class H	45,836
8,000	Air China Ltd. - Class H	6,057
200	Alibaba Group Holding Ltd. - ADR *	15,388

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
28,000	AMVIG Holdings Ltd.	$11,529
8,000	Anhui Expressway Co., Ltd. - Class H	6,370
308,000	Bank of China Ltd. - Class H	124,706
8,500	Bank of Chongqing Co., Ltd. - Class H	6,714
58,000	Bank of Communications Co., Ltd. - Class H	36,555
36,000	Baoye Group Co., Ltd. - Class H	23,702
1,500	Beijing Enterprises Holdings Ltd.	7,823
27,000	Boer Power Holdings Ltd.	15,144
48,000	Central China Real Estate Ltd.	9,207
2,000	Chaoda Modern Agriculture Holdings Ltd. *	43
45,000	China Aoyuan Property Group Ltd.	8,909
91,000	China Cinda Asset Management Co., Ltd. - Class H	29,799
51,000	China CITIC Bank Corp. Ltd. - Class H *	31,985
34,000	China Communications Services Corp. Ltd. - Class H	16,048
469,000	China Construction Bank Corp. - Class H	297,874
77,000	China Dongxiang Group Co., Ltd.	15,859
268,000	China Everbright Bank Co., Ltd. - Class H	121,526
17,000	China Harmony New Energy Auto Holding Ltd.	10,522
23,000	China High Speed Transmission Equipment Group Co., Ltd. *	17,825
58,000	China Lesso Group Holdings Ltd.	31,889
24,000	China Lilang Ltd.	15,343
68,000	China Lumena New Materials Corp. * 1	—
6,000	China Metal Recycling Holdings Ltd. * 1	—
22,000	China Mobile Ltd.	252,577
2,000	China Oriental Group Co., Ltd. * 1	—
12,000	China Petroleum & Chemical Corp. - Class H	8,456
66,000	China Power International Development Ltd.	28,170
6,000	China Resources Beer Holdings Co., Ltd.	13,184
22,000	China Resources Power Holdings Co., Ltd.	37,053
43,000	China SCE Property Holdings Ltd.	9,074
22,500	China Shenhua Energy Co., Ltd. - Class H	37,886
6,000	China Shineway Pharmaceutical Group Ltd.	6,857
6,000	China State Construction International Holdings Ltd.	9,346
406,000	China Suntien Green Energy Corp. Ltd. - Class H	46,190
96,000	China Telecom Corp. Ltd. - Class H	47,527
27,000	China Yongda Automobiles Services Holdings Ltd.	14,415
35,200	China Zhongwang Holdings Ltd.	17,529
130,000	Chongqing Machinery & Electric Co., Ltd. - Class H	15,385
22,000	Chongqing Rural Commercial Bank Co., Ltd. - Class H	11,563
44,000	CIFI Holdings Group Co., Ltd.	10,182
79,000	CNOOC Ltd.	97,591
330,000	Concord New Energy Group Ltd.	17,728
101,000	Country Garden Holdings Co., Ltd.	39,852
650,000	CP Pokphand Co., Ltd.	69,300

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
6,000	CSPC Pharmaceutical Group Ltd.	$5,333
17,000	Dah Chong Hong Holdings Ltd.	7,037
84,000	Fantasia Holdings Group Co., Ltd.	11,114
663,000	GCL-Poly Energy Holdings Ltd.	98,806
18,000	Goldlion Holdings Ltd.	7,140
11,200	Guangzhou R&F Properties Co., Ltd. - Class H	15,619
50,000	Harbin Bank Co., Ltd. - Class H [2]	14,151
56,000	Hengdeli Holdings Ltd.	5,827
68,000	Hua Han Health Industry Holdings Ltd.	7,073
7,000	Hua Hong Semiconductor Ltd. * 2	7,041
24,000	Huadian Power International Corp. Ltd. - Class H	12,306
48,000	Huaneng Power International, Inc. - Class H	34,237
3,000	Huishang Bank Corp. Ltd. - Class H	1,444
279,000	Industrial & Commercial Bank of China Ltd. - Class H	149,379
34,000	Ju Teng International Holdings Ltd.	15,262
11,500	Kingboard Chemical Holdings Ltd.	22,118
53,500	Kingboard Laminates Holdings Ltd.	27,351
13,000	KWG Property Holding Ltd.	8,411
21,000	Lee & Man Paper Manufacturing Ltd.	13,764
2,600	Legend Holdings Corp. - Class H * 2	6,282
16,000	Longfor Properties Co., Ltd.	22,447
52,000	MIE Holdings Corp. *	5,553
38,000	Modern Land China Co., Ltd. *	7,348
800	NetEase, Inc. - ADR	112,560
64,000	Peak Sport Products Co., Ltd.	17,760
46,000	Powerlong Real Estate Holdings Ltd.	9,930
62,000	Qingling Motors Co., Ltd. - Class H	20,104
11,000	Road King Infrastructure Ltd.	9,108
4,000	Shenzhen Investment Ltd.	1,613
2,500	Shimao Property Holdings Ltd.	3,450
25,500	Sinopec Engineering Group Co., Ltd. - Class H	23,652
40,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H *	19,621
7,600	Sinopharm Group Co., Ltd. - Class H	32,484
6,000	Skyworth Digital Holdings Ltd.	3,905
2,000	Sunac China Holdings Ltd.	1,279
16,900	Tencent Holdings Ltd.	343,887
8,000	Tianneng Power International Ltd. *	6,552
96,000	Trigiant Group Ltd.	16,292
9,000	Xingda International Holdings Ltd.	1,883
16,000	Xinyi Solar Holdings Ltd.	6,306
32,000	Youyuan International Holdings Ltd.	7,412
442,000	Yuanda China Holdings Ltd.	13,812

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
36,000	Yuzhou Properties Co., Ltd.	$9,834
		2,884,310
	COLOMBIA – 0.4%
384	Bancolombia S.A.	3,438
111,520	Empresa de Telecomunicaciones de Bogota	23,880
8,569	Interconexion Electrica S.A. ESP	26,170
		53,488
	CZECH REPUBLIC – 0.0%
244	CEZ A.S.	4,765

	EGYPT – 0.3%
6,573	Credit Agricole Egypt SAE	16,284
11,641	Egypt Kuwait Holding Co., S.A.E	5,343
5,472	Faisal Islamic Bank of Egypt	5,848
2,856	Housing & Development Bank	5,616
1,850	QNB Alahli Bank SAE *	7,302
		40,393
	GREECE – 0.5%
2,032	Aegean Airlines S.A.	18,644
1,693	Bank of Greece	19,105
200	Danaos Corp. *	790
1,296	Hellenic Petroleum S.A. *	5,729
1,533	Motor Oil Hellas Corinth Refineries S.A.	17,484
		61,752
	HUNGARY – 0.1%
3,568	Magyar Telekom Telecommunications PLC *	6,197
104	MOL Hungarian Oil & Gas PLC	6,355
		12,552
	INDIA – 7.8%
26	Axis Bank Ltd. - GDR	935
2,451	Bajaj Holdings & Investment Ltd. - GDR [1]	53,062
2,700	Dr Reddy's Laboratories Ltd. - ADR	123,120
11,597	Indiabulls Housing Finance Ltd. - GDR	121,206
21,724	Indiabulls Real Estate Ltd. - GDR *	22,156
6,100	Infosys Ltd. - ADR	114,680
409,961	Jain Irrigation Systems Ltd.	23,722
331	Larsen & Toubro Ltd. - GDR	6,316
16,233	Reliance Communications Ltd. - GDR *	13,754
4,465	Reliance Industries Ltd. - GDR [2]	132,164
34,699	Tata Global Beverages Ltd. - GDR	62,802
3,500	Tata Motors Ltd. - ADR *	106,330
913	United Spirits Ltd. - GDR *	16,352

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDIA (Continued)
8,500	Vedanta Ltd. - ADR	$53,380
11,300	Wipro Ltd. - ADR	137,295
		987,274
	INDONESIA – 2.8%
503,300	Bank Bukopin Tbk	22,862
37,200	Bank Negara Indonesia Persero Tbk P.T.	12,880
471,800	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T.	33,549
43,400	Bank Rakyat Indonesia Persero Tbk P.T.	33,916
267,800	Bank Tabungan Negara Persero Tbk P.T.	35,613
6,800	Gudang Garam Tbk P.T.	35,635
239,000	Indah Kiat Pulp & Paper Corp. Tbk P.T.	18,123
20,800	Indosat Tbk P.T. *	10,566
1,743,300	MNC Investama Tbk P.T.	22,293
162,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	18,772
98,700	Ramayana Lestari Sentosa Tbk P.T.	5,234
653,700	Sri Rejeki Isman Tbk P.T.	14,237
1,000	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	53,370
32,600	United Tractors Tbk P.T.	36,904
		353,954
	MALAYSIA – 3.4%
11,700	AEON Credit Service M Bhd	39,453
15,000	AirAsia Bhd	7,281
13,800	AMMB Holdings Bhd	15,983
9,700	Axiata Group Bhd	14,011
7,600	Boustead Holdings Bhd	7,568
2,000	Dayang Enterprise Holdings Bhd	669
79,500	Evergreen Fibreboard Bhd	21,950
1,700	Fraser & Neave Holdings Bhd	9,835
2,000	Heineken Malaysia Bhd	7,694
5,500	Hong Leong Industries Bhd	10,364
3,000	IGB Corp. Bhd	1,912
37,000	JCY International Bhd	6,240
20,300	Malayan Banking Bhd	46,345
1,300	Malaysian Pacific Industries Bhd	2,460
17,800	Matrix Concepts Holdings Bhd	11,437
97,400	Media Prima Bhd	35,155
15,200	MISC Bhd	32,879
2,800	MSM Malaysia Holdings Bhd	3,512
4,000	OSK Holdings Bhd	1,689
43,700	Star Media Group Bhd	27,183
51,900	Supermax Corp. Bhd	34,521
22,600	Ta Ann Holdings Bhd	27,711
19,700	Taliworks Corp. Bhd	6,648

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MALAYSIA (Continued)
4,200	Top Glove Corp. Bhd	$5,329
22,300	Tropicana Corp. Bhd	5,704
13,700	Unisem M Bhd	7,745
21,600	UOA Development Bhd	12,164
8,500	YTL Hospitality REIT	2,305
75,100	YTL Power International Bhd	28,837
		434,584
	MEXICO – 4.0%
41,000	Alpek S.A.B. de C.V.	68,466
5,900	America Movil S.A.B. de C.V. - ADR	83,544
17,500	Credito Real S.A.B. de C.V. SOFOM ER	38,601
12,100	Fibra Shop Portafolios Inmobiliarios SAPI de C.V. - REIT	11,675
6,300	Gentera S.A.B. de C.V.	12,531
18,700	Grupo Aeromexico S.A.B. de C.V. *	42,650
21,400	Grupo Famsa S.A.B. de C.V. - Class A *	16,195
8,400	Grupo Herdez S.A.B. de C.V.	18,592
6,100	Grupo Industrial Maseca S.A.B. de C.V. - Class B	8,052
6,100	Grupo Sanborns S.A.B. de C.V.	8,438
14,900	Industrias Bachoco S.A.B. de C.V.	62,442
25,800	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	61,063
9,400	Mexico Real Estate Management S.A. de C.V. - REIT *	12,938
16,200	OHL Mexico S.A.B. de C.V. *	26,346
4,200	PLA Administradora Industrial S de RL de C.V. - REIT *	7,758
7,900	Prologis Property Mexico S.A. de C.V. - REIT *	12,444
6,900	Rassini S.A.B. de C.V. - Class A	15,633
		507,368
	PERU – 0.3%
43,094	Ferreycorp S.A.A.	22,561
698	Intercorp Financial Services, Inc.	19,893
		42,454
	PHILIPPINES – 1.5%
83,900	8990 Holdings, Inc.	14,293
7,390	Cebu Air, Inc.	14,020
117,100	Cosco Capital, Inc.	19,821
21,700	DMCI Holdings, Inc.	5,762
60,600	Filinvest Development Corp.	7,044
326,000	Filinvest Land, Inc.	12,717
40,800	Rizal Commercial Banking Corp.	26,950
30,500	San Miguel Corp.	43,583
6,150	San Miguel Pure Foods Co., Inc.	26,855
117,600	Vista Land & Lifescapes, Inc.	12,016
		183,061

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	POLAND – 1.3%
103	Asseco Poland S.A.	$1,563
15,245	Bank Millennium S.A. *	19,970
146	CD Projekt Red S.A. *	974
4,216	Enea S.A.	13,034
3,249	Globe Trade Centre S.A. *	6,001
145	Lubelski Wegiel Bogdanka S.A.	1,736
8,976	PGE Polska Grupa Energetyczna S.A.	30,994
3,230	Polski Koncern Naftowy ORLEN S.A.	58,254
867	Powszechna Kasa Oszczednosci Bank Polski S.A. *	5,556
2,199	Powszechny Zaklad Ubezpieczen S.A.	19,903
		157,985
	QATAR – 1.1%
548	Aamal Co.	1,936
1,025	Barwa Real Estate Co.	9,428
3,409	Doha Bank QSC	34,517
1,681	Ooredoo QSC	42,349
3,145	Qatar Industrial Manufacturing Co. QSC	33,736
2,997	United Development Co. QSC	15,798
		137,764
	RUSSIA – 4.0%
14,900	Aeroflot - Russian Airlines PJSC *	17,846
8,150	Bank St Petersburg PJSC	6,595
290	Bashneft PAO	12,894
2,455	Cherkizovo Group PJSC	34,084
10,043	Etalon Group Ltd. - GDR	22,898
7,440	Gazprom Neft PAO	17,516
45,525	Gazprom PAO - ADR	236,548
893,000	Inter RAO UES PJSC	24,787
7,329	LSR Group PJSC - GDR	16,541
8,600	Nizhnekamskneftekhim PJSC	6,689
136,000	Novorossiysk Commercial Sea Port PJSC	8,378
86	PhosAgro OAO - GDR	1,333
6,700	Protek OJSC *	9,578
43,490	Sberbank of Russia PJSC	83,028
		498,715
	SOUTH AFRICA – 7.5%
3,126	Accelerate Property Fund Ltd. - REIT	1,383
2,031	AECI Ltd.	13,710
33,015	Arrowhead Properties Ltd. - Class A - REIT	19,945
6,714	Astral Foods Ltd.	60,907
2,068	Barclays Africa Group Ltd.	20,941
2,185	Barloworld Ltd.	12,614

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH AFRICA (Continued)
200	DataTec Ltd.	$632
41,395	Delta Property Fund Ltd.	19,628
1,180	Emira Property Fund Ltd. - REIT	1,323
897	FirstRand Ltd.	2,883
1,279	Foschini Group Ltd.	13,740
1,081	Imperial Holdings Ltd.	11,296
6,700	Investec Property Fund Ltd. - REIT	6,989
7,523	Lewis Group Ltd.	25,372
6,673	Liberty Holdings Ltd.	65,550
3,100	Life Healthcare Group Holdings Ltd.	8,132
9,201	MTN Group Ltd.	96,320
8,536	Murray & Roberts Holdings Ltd.	8,845
624	Naspers Ltd. - N Shares	85,869
3,711	Nedbank Group Ltd.	47,422
3,789	Netcare Ltd.	9,662
11,873	Octodec Investments Ltd.	20,758
8,761	Rebosis Property Fund Ltd. - REIT	6,862
2,775	Redefine Properties Ltd. - REIT	2,395
1,342	Reunert Ltd.	6,744
3,014	SA Corporate Real Estate Fund Nominees Pty Ltd. - REIT	1,063
12,144	Sappi Ltd. *	52,669
1,010	Sasol Ltd.	33,037
1,600	Sibanye Gold Ltd. - ADR	24,640
6,467	Standard Bank Group Ltd.	58,076
3,734	Stenprop Ltd.	6,177
4,249	Telkom S.A. SOC Ltd.	16,941
21,953	Truworths International Ltd.	163,927
5,247	Vukile Property Fund Ltd. - REIT	6,412
1,396	Wilson Bayly Holmes-Ovcon Ltd.	11,915
		944,779
	SOUTH KOREA – 14.4%
2,851	Aju Capital Co., Ltd.	15,979
6,245	BNK Financial Group, Inc.	50,791
279	Dae Han Flour Mills Co., Ltd.	48,811
240	Daewoong Co., Ltd.	12,374
1,540	Daishin Securities Co., Ltd.	16,013
2,493	DGB Financial Group, Inc.	20,016
28	Dongbu Insurance Co., Ltd.	1,716
340	GS Holdings Corp.	16,414
90	Hana Financial Group, Inc.	2,018
1,161	Hankook Tire Co., Ltd.	54,002
269	Hanwha Chemical Corp.	5,891
3,729	Hanwha General Insurance Co., Ltd.	26,464

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
401	Hitejinro Holdings Co., Ltd.	$5,439
1,249	Hy-Lok Corp.	31,124
300	Hyosung Corp.	32,097
125	Hyundai Engineering & Construction Co., Ltd.	4,379
63	Hyundai Marine & Fire Insurance Co., Ltd.	1,754
412	Hyundai Mobis Co., Ltd.	93,896
739	Hyundai Motor Co.	92,723
1,241	Industrial Bank of Korea	13,191
42	IS Dongseo Co., Ltd.	1,712
373	KB Insurance Co., Ltd.	10,127
989	KC Tech Co., Ltd.	14,039
1,719	Kia Motors Corp.	72,098
280	KISCO Corp.	12,886
1,586	Korea Electric Power Corp.	86,150
71	Korea Petrochemical Ind Co., Ltd.	14,586
2,103	Korean Reinsurance Co.	24,500
45	KT&G Corp.	4,848
203	Kukdo Chemical Co., Ltd.	11,668
646	LG Corp.	38,501
69	LG Display Co., Ltd.	1,436
157	LG Electronics, Inc.	7,989
5,159	LG Uplus Corp.	50,609
195	Lotte Chemical Corp.	49,739
248	LS Corp.	10,990
17	Mirae Asset Securities Co., Ltd.	365
3,902	Partron Co., Ltd.	37,996
122	S&T Dynamics Co., Ltd.	1,197
22	S&T Holdings Co., Ltd.	460
31	S&T Motiv Co., Ltd.	1,807
256	S-Oil Corp.	19,457
5	Samchully Co., Ltd.	470
422	Samsung Electronics Co., Ltd.	459,909
1,053	Samyang Corp.	89,561
11	SeAH Holdings Corp.	1,342
16	SeAH Steel Corp.	1,163
8	Shinsegae Co., Ltd.	1,479
382	Shinyoung Securities Co., Ltd.	17,994
27	SK Gas Ltd.	2,015
416	SK Holdings Co., Ltd.	81,532
263	SK Hynix, Inc.	6,451
276	SK Innovation Co., Ltd.	37,276
107	SK Materials Co., Ltd.	11,121
67	SL Corp.	937
299	Soulbrain Co., Ltd.	11,385

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
134	Sungwoo Hitech Co., Ltd.	$1,092
143	Tongyang Life Insurance Co., Ltd.	1,325
258	Unid Co., Ltd.	10,629
36	Webzen, Inc. *	731
6,203	Woori Bank	56,993
		1,811,657
	TAIWAN – 11.1%
5,000	Advanced Wireless Semiconductor Co.	9,117
38,000	AmTRAN Technology Co., Ltd.	23,481
6,000	AU Optronics Corp.	1,717
75,000	Capital Securities Corp.	19,750
4,000	Casetek Holdings Ltd.	17,963
6,000	Catcher Technology Co., Ltd.	41,993
14,000	Cathay Real Estate Development Co., Ltd.	6,197
61,000	Central Reinsurance Co., Ltd.	27,223
355	Chimei Materials Technology Corp.	193
64,000	China Bills Finance Corp.	24,400
45,000	China Synthetic Rubber Corp.	33,127
200	Chunghwa Telecom Co., Ltd. - ADR	6,820
76,000	Compal Electronics, Inc.	44,611
22,779	Elitegroup Computer Systems Co., Ltd.	13,937
16,000	EnTie Commercial Bank Co., Ltd.	6,880
6,000	Eva Airways Corp. *	2,970
76,000	Far Eastern International Bank	22,053
2,000	Far EasTone Telecommunications Co., Ltd.	4,510
7,000	Farglory Land Development Co., Ltd.	8,372
10,000	Feng Hsin Steel Co., Ltd.	14,094
19,040	Foxconn Technology Co., Ltd.	39,168
53,000	Fubon Financial Holding Co., Ltd.	64,200
8,000	Gintech Energy Corp. *	5,432
116,000	Goldsun Building Materials Co., Ltd.	29,887
3,000	Grand Pacific Petrochemical	1,556
59,000	Great Wall Enterprise Co., Ltd.	39,970
4,000	Hey Song Corp.	4,316
5,000	Hiroca Holdings Ltd.	19,628
600	Holy Stone Enterprise Co., Ltd.	615
64,729	Hon Hai Precision Industry Co., Ltd.	154,189
4,000	Huaku Development Co., Ltd.	7,055
31,171	Industrial Bank of Taiwan	7,538
3,000	King Yuan Electronics Co., Ltd.	2,640
9,000	King's Town Bank Co., Ltd.	6,262
61,000	Lien Hwa Industrial Corp.	37,965
43,000	Lite-On Technology Corp.	52,229

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN (Continued)
25,000	Long Chen Paper Co., Ltd.	$10,443
6,000	Masterlink Securities Corp.	1,639
4,000	Novatek Microelectronics Corp.	13,938
22,000	Pegatron Corp.	46,347
19,000	Powertech Technology, Inc.	38,346
53,000	President Securities Corp.	19,993
26,000	Prince Housing & Development Corp.	9,503
8,000	Radiant Opto-Electronics Corp.	11,481
2,268	Ruentex Development Co., Ltd.	2,551
1,000	Shin Zu Shing Co., Ltd.	2,846
37,000	Shinkong Synthetic Fibers Corp.	9,792
9,000	Systex Corp.	15,107
6,000	Taishin Financial Holding Co., Ltd.	2,263
6,000	Taiwan Land Development Corp.	1,995
13,000	Taiwan Mobile Co., Ltd.	42,853
13,400	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	316,106
12,000	Test Rite International Co., Ltd.	7,265
5,000	Tong Yang Industry Co., Ltd.	7,602
115	TSRC Corp.	101
17,000	Tung Ho Steel Enterprise Corp.	10,895
9,000	Win Semiconductors Corp.	16,900
7,000	Wisdom Marine Lines Co., Ltd. *	8,109
475	Wistron Corp.	280
244	Wistron NeWeb Corp.	633
		1,399,046
	THAILAND – 2.4%
58,330	AP Thailand PCL	10,000
1,400	Bangchak Petroleum PCL	1,240
10,386	Bangkok Expressway & Metro PCL	1,768
28,000	BJC Heavy Industries PCL	5,082
16,077	Cal-Comp Electronics Thailand PCL	1,387
5,200	Dhipaya Insurance PCL	5,542
17,400	GFPT PCL	6,314
306,000	IRPC PCL	44,587
109,800	Jasmine International PCL	13,681
5,500	Kiatnakin Bank PCL	6,528
36,600	Krung Thai Bank PCL	18,289
34,700	PTT Global Chemical PCL	61,849
6,500	Saha-Union PCL	6,839
25,100	Sansiri PCL	1,105
116,650	SC Asset Corp. PCL	10,071
300	Siam Cement PCL	4,184
9,400	SPCG PCL	5,617

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	THAILAND (Continued)
6,600	Sri Ayudhya Capital PCL	$6,235
19,700	Star Petroleum Refining PCL * 2	6,196
17,700	Supalai PCL	10,375
38,900	SVI PCL *	5,443
21,500	Thai Oil PCL	40,554
10,500	Thanachart Capital PCL	10,430
2,500	Tipco Asphalt PCL	1,756
4,300	Tisco Financial Group PCL	5,348
15,200	Vanachai Group PCL	5,689
		296,109
	TURKEY – 1.8%
2,551	Adana Cimento Sanayii TAS - Class A	6,984
2,608	Aksa Akrilik Kimya Sanayii A.S.	9,083
27,137	Albaraka Turk Katilim Bankasi A.S.	15,321
1,009	Bolu Cimento Sanayii A.S.	2,473
1,313	Eczacibasi Yatirim Holding Ortakligi A.S.	6,474
25,380	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	32,179
9,567	Is Gayrimenkul Yatirim Ortakligi A.S. - REIT	6,461
22,722	Is Yatirim Menkul Degerler A.S.	8,036
167	Nuh Cimento Sanayi A.S.	643
555	TAV Havalimanlari Holding A.S.	3,234
6,887	Torunlar Gayrimenkul Yatirim Ortakligi A.S. - REIT	12,684
1,445	Tupras Turkiye Petrol Rafinerileri A.S.	38,113
11,228	Turk Hava Yollari AO *	27,671
600	Turkcell Iletisim Hizmetleri A.S. - ADR	6,480
6,848	Turkiye Halk Bankasi A.S.	26,299
8,766	Turkiye Vakiflar Bankasi TAO	15,471
1,761	Yeni Gimat Gayrimenkul Ortakligi A.S.	8,962
		226,568
	UNITED ARAB EMIRATES – 1.0%
12,620	Abu Dhabi Commercial Bank PJSC	22,589
60,493	DAMAC Properties Dubai Co. PJSC	42,167
10,801	Dubai Islamic Bank PJSC	17,047
3,583	Emirates Telecommunications Group Co. PJSC	18,437
453	NMC Health PLC	6,930
39,878	RAK Properties PJSC	6,069
18,691	Ras Al Khaimah Ceramics	16,856
		130,095
	TOTAL COMMON STOCKS (Cost $11,533,846)	11,921,753

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 0.0%
11	iShares MSCI Qatar Capped ETF	$214

	TOTAL EXCHANGE-TRADED FUNDS (Cost $240)	214

	PREFERRED STOCKS – 3.0%
	BRAZIL – 1.5%
4,677	Banco ABC Brasil S.A.	16,115
1,300	Banco do Estado do Rio Grande do Sul S.A.	3,217
1,300	Cia de Gas de Sao Paulo - COMGAS	15,206
15,400	Cia de Saneamento do Parana	19,165
700	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1,746
41,940	Itausa - Investimentos Itau S.A.	105,603
5,900	Parana Banco S.A.	15,456
3,700	Suzano Papel e Celulose S.A.	14,125
		190,633
	CHILE – 0.1%
4,200	Coca-Cola Embonor S.A. - Class B	7,743

	COLOMBIA – 0.2%
2,548	Banco Davivienda S.A.	24,007

	RUSSIA – 0.2%
48,300	Surgutneftegas OAO	31,313

	SOUTH KOREA – 1.0%
74	LG Chem Ltd.	12,796
126	Samsung Electronics Co., Ltd.	115,074
		127,870
	TOTAL PREFERRED STOCKS (Cost $336,421)	381,566

	RIGHTS – 0.0%
	BRAZIL – 0.0%
34	Cia de Gas de Sao Paulo - COMGAS * 1	14

	TOTAL RIGHTS (Cost $—)	14

	UNITS – 0.2%
	BRAZIL – 0.2%
400	AES Tiete Energia S.A.	1,642
3,900	Sul America S.A.	18,994
		20,636
	TOTAL UNITS (Cost $19,976)	20,636

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	WARRANTS – 0.0%
	MALAYSIA – 0.0%
1,000	OSK Holdings Bhd *	$77

	TOTAL WARRANTS (Cost $78)	77

Principal Amount

	SHORT-TERM INVESTMENTS – 1.4%
$176,953	UMB Money Market Fiduciary, 0.01%	176,953

	TOTAL SHORT-TERM INVESTMENTS (Cost $176,953)	176,953

	TOTAL INVESTMENTS – 99.0% (Cost $12,067,514)	12,501,213
	Other assets in Excess of liabilities – 1.0%	124,328

	TOTAL NET ASSETS – 100.0%	$12,625,541

ADR – American Depositary Receipt
GDR – Global Depository Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Fair value under procedures established by the Board of Trustees, represents 0.42% of Net Assets.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $165,834.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	26.1%
Technology	17.1%
Consumer Discretionary	9.4%
Energy	9.1%
Communications	7.9%
Consumer Staples	7.8%
Materials	7.4%
Industrials	4.3%
Utilities	3.6%
Health Care	1.7%
Total Common Stocks	94.4%
Exchange-Traded Funds	0.0%
Preferred Stocks
Financials	1.3%
Technology	0.9%
Utilities	0.3%
Energy	0.2%
Materials	0.2%
Consumer Staples	0.1%
Total Preferred Stocks	3.0%
Rights	0.0%
Units	0.2%
Warrants	0.0%
Short-Term Investments	1.4%
Total Investments	99.0%
Other assets in Excess of liabilities	1.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2016

Assets
Investments, at value (cost $12,067,514)	$12,501,213
Receivables:
Investment securities sold	13,675
Due from Advisor	50,799
Dividends and interest	25,872
Offering costs	7,210
Prepaid expenses	62,800
Total assets	12,661,569

Liabilities
Payables:
Distribution fees (Note 8)	126
Custody fees	12,997
Due to custodian	6,951
Transfer agent fees and expenses	5,458
Fund administration fees	3,796
Auditing fees	3,008
Chief Compliance Officer fees	1,910
Trustees' fees and expenses	682
Accrued other expenses	1,100
Total liabilities	36,028

Net Assets	$12,625,541

Components of Net Assets
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$12,900,930
Accumulated net investment income	78,301
Accumulated net realized loss on investments and foreign currency transactions	(787,710)
Net unrealized appreciation on:
Investments	433,699
Foreign currency translations	321
Net Assets	$12,625,541

Maximum Offering Price per Share*
Class A Shares:
Net assets applicable to shares outstanding	$631,006
Shares of beneficial interest issued and outstanding	93,025
Redemption Price	$6.78
Maximum sales charge (5.75% of offering price)**	0.41
Maximum public offering price to public	$7.19

Class I Shares:
Net assets applicable to shares outstanding	$11,994,535
Shares of beneficial interest issued and outstanding	1,764,895
Offering and redemption price per share	$6.80

*	Maximum Offering Price per Share based on unrounded net assets and shares outstanding.
**	No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2016

Investment Income
Dividends (net of foreign withholding taxes of $16,024)	$129,080
Interest	12
Total investment income	129,092

Expenses
Fund accounting fees	68,279
Advisory fees	38,219
Custody fees	22,866
Fund administration fees	21,254
Auditing fees	19,744
Transfer agent fees and expenses	17,725
Miscellaneous	14,167
Offering Costs	9,605
Legal fees	7,972
Registration fees	7,138
Trustees' fees and expenses	3,732
Chief Compliance Officer fees	3,051
Shareholder reporting fees	2,391
Broker fees	817
Insurance fees	533
Distribution fees (Note 8)	453

Total expenses	237,946
Advisory fees waived	(38,219)
Other expenses absorbed	(147,041)
Net expenses	52,686
Net investment income	76,406

Realized and Unrealized Gain (Loss) from Investments and Foreign Currency
Net realized loss on:
Investments	(87,830)
Foreign currency transactions	(20,819)
Net realized loss	(108,649)
Net change in unrealized appreciation/depreciation on:
Investments	531,801
Foreign currency translations	980
Net change in unrealized appreciation/depreciation	532,781
Net increase from payments by affiliates (Note 4)	1,684
Net realized and unrealized gain on investments and foreign currency	425,816

Net Increase in Net Assets from Operations	$502,222

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2016	Year Ended
	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets from:
Operations
Net investment income	$76,406	$72,879
Net realized loss on investments and foreign currency transactions	(108,649)	(525,605)
Net change in unrealized appreciation/depreciation on investments and foreign
currency translations	532,781	(62,620)
Net increase from payments by affiliates (Note 4)	1,684	-
Net increase (decrease) in net assets resulting from operations	502,222	(515,346)

Distributions to Shareholders
From net investment income
Class A	(1,853)	(358)
Class I	(40,925)	(38,131)
Total Distributions	(42,778)	(38,489)

Capital Transactions
Net proceeds from shares sold:
Class A	597,500	-
Class I	10,602,047	585,341	[1]
Reinvestment of distributions:
Class A	1,853	358	[1]
Class I	18,801	36,957	[1]
Cost of shares redeemed:
Class A	(294)	(86,278)	[1]
Class I2	(43,715)	(6,981,019)	[1]
Net increase (decrease) in net assets from capital transactions	11,176,192	(6,444,641)

Total increase (decrease) in net assets	11,635,636	(6,998,476)

Net Assets
Beginning of period	989,905	7,988,381
End of period	$12,625,541	$989,905

Accumulated net investment income	$78,301	$44,673

Capital Share Transactions
Shares sold:
Class A	91,634	-
Class I	1,626,857	86,543	[1]
Shares reinvested:
Class A	282	46	[1]
Class I	2,862	4,846	[1]
Shares redeemed:
Class A	(45)	(11,530)	[1]
Class I	(6,656)	(883,880)	[1]
Net increase (decrease) from capital share transactions	1,714,934	(803,975)

[1]	With the Plan of Reorganization with respect to Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Acquiring Fund, Class IV shareholders received Class I shares of the Acquring Fund, respectively, effective as of the close of business on October 29, 2015. See Note 3 in the accompanying Notes to Financial Statements.
[2]	Net of redemption fees of $312 and $0, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance. For a capital share outstanding throughout each Period.	For the Six Months Ended April 30, 2016		For the Year Ended	For the Period June 30, 2014* through
	Unaudited		October 31, 2015	October 31, 2014
Net asset value, beginning of period	$6.91		$8.43	$9.40
Income from Investment Operations:
Net investment income[1]	0.05		0.12	0.08
Net realized and unrealized loss on investments	(0.15)		(1.50)	(0.50)
Total from investment operations	(0.10)		(1.38)	(0.42)

Less Distributions:
From net investment income	(0.03)		(0.14)	(0.13)
From net realized gain	-		-	(0.34)
Tax return of capital	-		-	(0.08)
Total distributions	(0.03)		(0.14)	(0.55)

Net asset value, end of period	$6.78		$6.91	$8.43

Total return[2]	(1.49)%	[3]	(16.47)%	(4.49)%	[3]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$631		$8	$107

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.84%	[4]	5.76%	1.48%	[4]
After fees waived and expenses absorbed	1.48%	[4]	1.48%	1.48%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.80)%	[4]	(2.92%)	2.34%	[4,5]
After fees waived and expenses absorbed	1.56%	[4]	1.36%	2.34%	[4]

Portfolio turnover rate	44%	[3]	95%	131%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance. For a capital share outstanding throughout each Period.	For the Six Months Ended April 30, 2016 Unaudited		For the Year Ended October 31, 2015	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Period June 30, 2011* through October 31, 2011
Net asset value, beginning of period	$6.92		$8.44	$9.35		$8.74		$8.45		$10.00
Income from Investment Operations:
Net investment income[1]	0.06		0.13	0.20		0.22		0.15		0.09
Net realized and unrealized gain (loss) on investments	(0.15)		(1.49)	(0.34)		0.65		0.20		(1.72)
Total from investment operations	(0.09)		(1.36)	(0.14)		0.87		0.35		(1.63)

Less Distributions:
From net investment income	(0.03)		(0.16)	(0.21)		(0.19)		(0.24)		-
From net realized gain	-		-	(0.46)		(0.08)		-		-
Tax return of capital	-		-	(0.10)		-		-		-
Total distributions	(0.03)		(0.16)	(0.77)		(0.27)		(0.24)		-

Purchase Premium	-		-	-		0.01		0.18		0.08

Redemption fee proceeds[1]	-	[2]	-	-	[2]	-	[2]	-		-

Net asset value, end of period	$6.80		$6.92	$8.44		$9.35		$8.74		$8.45

Total return[3]	(1.63)%	[5]	(16.19)%	(1.44)%	[4]	10.49%		6.41%	[4]	(15.50)%	[5]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$11,995		$982	$7,882		$52,245		$41,272		$2,151

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.59%	[6]	5.42%	1.12%		1.11%		1.92%		8.12%	[6]
After fees waived and expenses absorbed	1.23%	[6]	1.25%	1.12%		1.11%		1.25%		1.25%	[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.55)%	[6]	(2.59)%	2.21%	[7]	2.50%	[7]	1.04%	[7]	(3.89)%	[6,7]
After fees waived and expenses absorbed	1.81%	[6]	1.58%	2.21%		2.50%		1.71%		2.98%	[6]

Portfolio turnover rate	44%	[5]	95%	131%		97%		86%		19%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	Not annualized.
[6]	Annualized.
[7]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.0%
	AUSTRALIA – 6.0%
9,477	Altium Ltd.	$44,107
24,061	BlueScope Steel Ltd.	117,473
36,593	Cleanaway Waste Management Ltd.	21,852
23,487	CSR Ltd.	60,641
195,500	Dick Smith Holdings Ltd. [1]	—
54,056	ERM Power Ltd.	58,680
7,040	Evolution Mining Ltd.	10,635
166,493	GDI Property Group - REIT	109,502
137,364	Genworth Mortgage Insurance Australia Ltd.	248,074
316,511	MACA Ltd.	265,468
1,456	Matrix Composites & Engineering Ltd.	399
192,018	Metcash Ltd. *	255,630
13,621	Mount Gibson Iron Ltd. *	2,233
282,919	Myer Holdings Ltd.	221,461
19,507	Nine Entertainment Co. Holdings Ltd.	16,676
60,528	OZ Minerals Ltd.	268,717
110,532	Primary Health Care Ltd.	290,205
187,864	Programmed Maintenance Services Ltd.	208,504
176,858	Seven West Media Ltd.	141,492
27,705	Star Entertainment Grp Ltd.	118,298
57,970	STW Communications Group Ltd.	46,968
90,866	Thorn Group Ltd.	96,041
33,360	WorleyParsons Ltd.	175,312
		2,778,368
	AUSTRIA – 1.4%
226	ams A.G.	5,988
22,059	Austria Technologie & Systemtechnik A.G.	305,535
15,241	EVN A.G.	182,870
4,893	S IMMO A.G.	48,026
2,419	Semperit A.G. Holding	86,838
35	Strabag S.E.	1,100
		630,357
	BELGIUM – 1.3%
2,829	Bekaert S.A.	124,590
834	bpost S.A.	23,553
352	Cie d'Entreprises CFE	34,987
985	Cofinimmo S.A. - REIT	122,445
2,055	D'ieteren S.A.	91,159
7,994	Euronav N.V.	88,049
1,942	Gimv N.V.	107,920
12,920	Nyrstar N.V. *	10,208

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	BELGIUM (Continued)
21	Tessenderlo Chemie N.V. *	$723
		603,634
	DENMARK – 1.6%
8,737	Dfds A/S	348,824
6,023	Matas A/S	114,906
2,435	NNIT A/S [2]	66,310
7,130	PER Aarsleff A/S - Class B	197,048
114	Schouw & Co.	6,668
		733,756
	FINLAND – 1.7%
10,953	Atria OYJ	112,252
310	Caverion Corp.	2,275
5,194	Cramo OYJ	104,084
11,269	HKScan OYJ - A Shares	40,647
41,356	Sanoma OYJ	202,447
61,363	Sponda OYJ	267,227
10,600	Technopolis OYJ	45,760
310	YIT OYJ	2,117
		776,809
	FRANCE – 4.5%
5,774	Acanthe Developpement S.A. - REIT	3,641
8,393	Assystem	217,778
5,381	Cie des Alpes	93,658
24,497	Derichebourg S.A.	78,105
1,006	Eiffage S.A.	80,032
7,029	GL Events	134,823
2,636	Ipsen S.A.	159,374
5,419	IPSOS	161,591
13,227	Jacquet Metal Service	196,563
3,762	Manitou BF S.A.	65,392
7,435	Mersen	119,021
6,784	Neopost S.A.	166,190
32	Nexans S.A. *	1,489
3,829	Nexity S.A.	205,244
260	Rubis SCA	20,312
518	Saft Groupe S.A.	16,093
2,700	Seche Environnement S.A.	96,462
2,310	Sopra Steria Group	268,708
		2,084,476
	GERMANY – 5.3%
3,026	Aareal Bank A.G.	107,729
111	Alstria Office REIT-AG *	1,559

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	GERMANY (Continued)
5,096	Aurubis A.G.	$276,956
7,100	Bauer A.G.	116,081
7,720	CENTROTEC Sustainable A.G.	127,739
6,597	Deutsche Pfandbriefbank A.G. * 2	69,623
2,542	Draegerwerk A.G. & Co. KGaA	154,718
5,258	Freenet A.G.	160,959
301	Gerresheimer A.G.	22,450
1,170	Gesco A.G.	97,761
300	Hornbach Baumarkt A.G.	9,306
416	KION Group A.G.	22,717
73	Kloeckner & Co. S.E.	852
241	MLP A.G.	939
2,920	Rheinmetall A.G.	228,780
8,139	RHOEN-KLINIKUM A.G.	253,227
7,916	Software A.G.	303,052
7,948	STADA Arzneimittel A.G.	337,943
1,346	Suedzucker A.G.	23,768
207	TLG Immobilien A.G.	4,385
8,940	Wacker Neuson S.E.	151,445
		2,471,989
	HONG KONG – 2.4%
532,000	Century City International Holdings Ltd.	32,529
54,000	Champion REIT	28,904
56,000	CITIC Telecom International Holdings Ltd.	23,249
115,000	Emperor Entertainment Hotel Ltd.	35,608
701,100	Emperor International Holdings Ltd.	140,701
462,000	Haitong International Securities Group Ltd.	265,899
1,728,000	Hsin Chong Construction Group Ltd.	180,443
60,000	NewOcean Energy Holdings Ltd.	20,420
92,000	Paliburg Holdings Ltd.	27,991
8,000	Regal Hotels International Holdings Ltd.	3,857
483,000	Regal Real Estate Investment Trust - REIT	123,744
518,000	Samson Holding Ltd.	59,367
112,000	Texwinca Holdings Ltd.	108,916
261,400	VST Holdings Ltd.	59,782
44,000	Win Hanverky Holdings Ltd.	8,308
		1,119,718
	IRELAND – 1.4%
45,436	Hibernia REIT PLC	67,064
679	Paddy Power Betfair PLC	91,257
4,534	Smurfit Kappa Group PLC	120,352
32,675	Total Produce PLC	57,994

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	IRELAND (Continued)
37,120	UDG Healthcare PLC	$332,436
		669,103
	ISRAEL – 1.4%
6,316	Africa Israel Properties Ltd.	90,665
311	B Communications Ltd.	8,508
9,878	Clal Insurance Enterprises Holdings Ltd. *	122,049
24,585	Discount Investment Corp. Ltd. *	54,578
501	Energix-Renewable Energies Ltd. *	423
960	Harel Insurance Investments & Financial Services Ltd.	3,775
25,045	Jerusalem Economy Ltd. *	44,446
9,762	Matrix IT Ltd.	66,559
28,497	Phoenix Holdings Ltd. *	74,129
7,186	Reit 1 Ltd. - REIT	20,975
8,500	Shikun & Binui Ltd.	16,303
40,409	Shufersal Ltd.	137,035
		639,445
	ITALY – 4.3%
116,263	A2A S.p.A.	166,187
3,475	ACEA S.p.A.	51,092
10,837	Ascopiave S.p.A.	29,633
43,307	Astaldi S.p.A.	212,603
20,193	ASTM S.p.A.	265,730
4,480	Brembo S.p.A.	241,039
11,336	ERG S.p.A.	147,792
46,077	Iren S.p.A.	85,327
5,834	Italmobiliare S.p.A.	187,987
35,627	Societa Cattolica di Assicurazioni SCRL	248,026
8,030	Societa Iniziative Autostradali e Servizi S.p.A.	83,990
818	Tod's S.p.A.	56,670
48,856	Unipol Gruppo Finanziario S.p.A.	209,762
		1,985,838
	JAPAN – 30.5%
100	Accordia Golf Co., Ltd.	949
169,500	Achilles Corp.	216,543
25,800	Aisan Industry Co., Ltd.	191,043
73,300	Bank of Saga Ltd.	148,298
10,700	Cawachi Ltd.	250,612
3,300	Chiyoda Integre Co., Ltd.	65,981
10,100	Chudenko Corp.	198,738
600	Coca-Cola West Co., Ltd.	16,264
63,300	Daiken Corp.	179,700
7,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	32,600

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
82,000	Daiwabo Holdings Co., Ltd.	$161,283
10,300	Denki Kogyo Co., Ltd.	45,981
300	Dunlop Sports Co., Ltd.	2,738
104,500	Eighteenth Bank Ltd.	246,708
60,000	Fuso Pharmaceutical Industries Ltd.	144,111
14,600	G-Tekt Corp.	153,179
140,000	Godo Steel Ltd.	254,569
12,700	Hakuto Co., Ltd.	106,296
6,000	Hanwa Co., Ltd.	26,814
297	Heiwa Real Estate REIT, Inc.	249,200
1,300	Hitachi Capital Corp.	27,765
110,100	Hokuetsu Bank Ltd.	188,945
21,000	Inabata & Co., Ltd.	204,546
247	Invesco Office J-Reit, Inc.	226,522
100	Itochu-Shokuhin Co., Ltd.	3,809
60,300	Japan Pulp & Paper Co., Ltd.	178,774
122	Japan Rental Housing Investments, Inc. - REIT	96,081
500	Joshin Denki Co., Ltd.	3,968
10,500	Kaga Electronics Co., Ltd.	124,142
8,600	Kamei Corp.	77,482
158,000	Kanematsu Corp.	237,939
15,300	Kasai Kogyo Co., Ltd.	146,703
115	Kenedix Retail REIT Corp.	303,275
18,500	Kohnan Shoji Co., Ltd.	315,544
18,400	Komori Corp.	216,352
7,700	Konoike Transport Co., Ltd.	89,740
132,000	Kurabo Industries Ltd.	231,888
11,300	Kuroda Electric Co., Ltd.	174,256
13,800	Macnica Fuji Electronics Holdings, Inc.	152,816
200	Mars Engineering Corp.	3,599
16,000	Maruzen Showa Unyu Co., Ltd.	59,478
1,900	Matsuda Sangyo Co., Ltd.	20,520
101	MCUBS MidCity Investment Corp. - REIT	342,739
116,000	Mie Bank Ltd.	216,712
12,200	Ministop Co., Ltd.	196,934
400	Mirait Holdings Corp.	3,506
8,000	Mitsubishi Shokuhin Co., Ltd.	206,475
82,000	Mitsubishi Steel Manufacturing Co., Ltd.	136,569
29,300	Mitsui Home Co., Ltd.	134,036
52,000	Mitsui Sugar Co., Ltd.	234,540
8,000	NEC Capital Solutions Ltd.	111,280
1,400	NEC Networks & System Integration Corp.	21,712
11,000	Nichirei Corp.	95,746
36,500	Nippon Beet Sugar Manufacturing Co., Ltd.	62,830

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
20,900	Nippon Flour Mills Co., Ltd.	$161,351
45,400	Nippon Light Metal Holdings Co., Ltd.	80,117
43,700	Nippon Road Co., Ltd.	202,568
69,000	Nippon Steel & Sumikin Bussan Corp.	243,752
23,600	Nipro Corp.	229,898
14,000	Nishimatsu Construction Co., Ltd.	61,136
39,100	Nisshin Oillio Group Ltd.	166,177
20,200	Nisshinbo Holdings, Inc.	219,948
70,800	Nissin Corp.	201,002
59,600	North Pacific Bank Ltd.	151,098
4,000	Okumura Corp.	20,952
17,100	Okuwa Co., Ltd.	183,265
14,500	PALTAC Corp.	257,357
44,400	Press Kogyo Co., Ltd.	152,370
56,000	Ryobi Ltd.	203,148
9,100	Ryosan Co., Ltd.	218,033
29,300	Sakai Chemical Industry Co., Ltd.	80,629
20,400	Sanoh Industrial Co., Ltd.	111,642
18,600	Sanshin Electronics Co., Ltd.	153,563
76,000	Sanyo Shokai Ltd.	182,010
5,000	Sanyo Special Steel Co., Ltd.	22,756
28,400	Sekisui Plastics Co., Ltd.	90,624
59,000	Shikoku Bank Ltd.	114,726
44,200	Shindengen Electric Manufacturing Co., Ltd.	159,491
11,100	Shinko Electric Industries Co., Ltd.	61,653
10,800	Shinko Shoji Co., Ltd.	105,372
19,000	Showa Corp.	164,973
300	Showa Sangyo Co., Ltd.	1,337
45,000	Sinanen Holdings Co., Ltd.	172,874
1,100	Skylark Co., Ltd.	13,983
146,400	Sojitz Corp.	292,541
21,200	Taihei Dengyo Kaisha Ltd.	174,204
4,700	Taiho Kogyo Co., Ltd.	50,982
4,600	Toho Holdings Co., Ltd.	106,421
800	TOMONY Holdings, Inc.	2,276
61	Top REIT, Inc.	230,669
46,000	Topy Industries Ltd.	88,128
32,600	Tosei Corp.	228,271
27,000	Tosoh Corp.	123,411
2,300	Tsumura & Co.	59,186
8,900	TV Asahi Holdings Corp.	147,801
22,000	Ube Industries Ltd.	41,784
7,800	UKC Holdings Corp.	138,492
26,900	Vital KSK Holdings, Inc.	229,366

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
22,400	Yamanashi Chuo Bank Ltd.	$82,953
21,200	Yokohama Reito Co., Ltd.	207,276
10,700	Yorozu Corp.	214,106
		14,144,502
	NETHERLANDS – 1.4%
10,544	Accell Group	223,465
948	Arcadis N.V.	16,250
31,607	Delta Lloyd N.V.	161,245
2,343	Kendrion N.V.	57,441
30,205	NSI N.V. - REIT	143,561
2	Royal Imtech N.V. *	—
1,701	SBM Offshore N.V.	22,785
407	Wereldhave N.V. - REIT	20,979
		645,726
	NEW ZEALAND – 0.9%
76,324	Air New Zealand Ltd.	130,958
38,824	Chorus Ltd.	108,334
6,610	Metlifecare Ltd.	24,107
219	Mighty River Power Ltd.	462
32,438	Nuplex Industries Ltd.	119,177
17,724	Warehouse Group Ltd.	34,119
		417,157
	NORWAY – 2.3%
15,202	Atea A.S.A.	142,626
42,017	Austevoll Seafood A.S.A.	353,489
20,140	Avance Gas Holding Ltd. [2]	137,227
11,060	Prosafe S.E.	6,662
49,878	Selvaag Bolig A.S.A.	162,297
31,761	SpareBank 1 Nord Norge	148,709
21,916	Storebrand A.S.A. *	92,819
570	Wilh Wilhelmsen A.S.A.	3,040
		1,046,869
	PORTUGAL – 0.3%
183,171	Pharol SGPS S.A. *	29,826
101,240	Sonae SGPS S.A.	112,438
		142,264
	SINGAPORE – 1.6%
180,325	AIMS AMP Capital Industrial REIT	187,043
45,500	Ascendas Hospitality Trust - REIT	23,682
249,200	Cambridge Industrial Trust - REIT	100,873
27,800	China Merchants Holdings Pacific Ltd.	17,671

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
213,100	Chip Eng Seng Corp. Ltd.	$112,389
2,000	Ho Bee Land Ltd.	3,282
79,060	k1 Ventures Ltd.	51,731
388,500	Lippo Malls Indonesia Retail Trust - REIT	93,883
600	Mapletree Industrial Trust - REIT	715
2,000	Metro Holdings Ltd.	1,501
213,400	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust - REIT	97,584
2,000	Wheelock Properties Singapore Ltd.	2,308
81,100	Yanlord Land Group Ltd.	72,869
		765,531
	SPAIN – 2.3%
1,533	Cia de Distribucion Integral Logista Holdings S.A.	33,802
16,312	CIE Automotive S.A.	295,161
6,129	Corp Financiera Alba S.A.	251,392
12,361	Ebro Foods S.A.	280,480
23,623	Faes Farma S.A.	74,445
113	Indra Sistemas S.A. *	1,327
22,235	Papeles y Cartones de Europa S.A.	137,934
		1,074,541
	SWEDEN – 5.0%
14,361	B&B Tools A.B. - B Shares	288,989
7,399	Bilia A.B. - A Shares	177,207
11,885	Bure Equity A.B.	103,660
19,259	Capio A.B. * 2	102,938
11,369	Granges A.B.	83,942
23,032	Hemfosa Fastigheter A.B.	240,268
1,189	Holmen A.B.	41,000
5,494	Investment A.B. Oresund	154,250
46,729	KappAhl A.B.	194,154
111,506	Klovern A.B. - A Shares	131,518
73,971	Klovern A.B. - B Shares	86,931
9,672	Lifco A.B. - B Shares	250,958
5,310	NCC A.B. - B Shares	181,653
14,702	Peab A.B.	122,862
27,798	SAS A.B. *	79,652
3,000	SkiStar A.B.	41,654
3,183	Tethys Oil A.B.	22,831
		2,304,467
	SWITZERLAND – 3.9%
233	Allreal Holding A.G. *	32,474
32	Banque Cantonale Vaudoise	22,095
5,879	BKW A.G.	255,555

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
4,621	Bobst Group S.A.	$252,414
143	Galenica A.G.	209,351
296	Helvetia Holding A.G.	159,423
2,526	Implenia A.G.	168,647
58	Intershop Holding A.G.	27,207
17,524	Kudelski S.A.	299,010
12,964	Logitech International S.A.	199,186
52	St. Galler Kantonalbank A.G.	21,520
80	Vetropack Holding A.G.	125,100
903	Vontobel Holding A.G.	39,157
		1,811,139
	UNITED KINGDOM – 18.5%
1,150	Acacia Mining PLC	5,903
463	Anglo Pacific Group PLC	511
21,987	Avocet Mining PLC *	2,162
19,815	Barratt Developments PLC	154,305
11,634	Beazley PLC	55,450
12,358	Bellway PLC	442,501
6,305	Berkeley Group Holdings PLC	276,285
5,134	BGEO Group PLC	171,783
10,288	Britvic PLC	105,989
5,268	Cape PLC	17,684
64,518	Carillion PLC	277,690
2,212	Clinigen Group PLC	17,351
3,481	Computacenter PLC	42,463
21,627	Costain Group PLC	99,382
35,773	Crest Nicholson Holdings PLC	272,976
29,827	Dairy Crest Group PLC	246,278
226,336	Debenhams PLC	259,936
10,004	Devro PLC	40,819
12,635	DS Smith PLC	70,469
358,867	DX Group PLC	117,507
328,126	EnQuest PLC *	192,973
398,127	Ferrexpo PLC	218,144
13,328	Galliford Try PLC	249,148
52,341	Gem Diamonds Ltd.	103,627
25,318	Greene King PLC	303,002
1,404	Greggs PLC	21,236
156,876	Hansteen Holdings PLC - REIT	237,927
223,905	Highland Gold Mining Ltd.	310,797
33,323	Intermediate Capital Group PLC	299,561
38,311	Interserve PLC	239,393
12,494	John Wood Group PLC	114,295

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
78,537	KCOM Group PLC	$118,769
1,839	Keller Group PLC	23,740
8,737	Kier Group PLC	152,119
15,474	Laird PLC	78,774
34,085	Lancashire Holdings Ltd.	273,965
17,251	Man Group PLC	37,312
15,386	Micro Focus International PLC	344,142
61,208	National Express Group PLC	290,675
43,395	NewRiver Retail Ltd. - REIT	204,484
42,832	Northgate PLC	252,398
4,701	Pennon Group PLC	55,865
16,148	Phoenix Group Holdings	203,183
21,359	Playtech PLC	251,530
2,943	Premier Farnell PLC	5,214
187,236	Premier Foods PLC *	106,941
9,836	Redcentric PLC	27,019
28,305	Redrow PLC	158,511
27,635	RPS Group PLC	70,460
50,835	Spire Healthcare Group PLC [2]	243,762
512	Stallergenes Greer PLC *	15,607
1,530	Telecom Plus PLC	20,813
11,717	Tritax Big Box REIT PLC	23,232
37,137	TT Electronics PLC	84,106
43,104	Tullett Prebon PLC	213,694
20,390	UNITE Group PLC	188,545
835	Vedanta Resources PLC	5,153
9,831	Workspace Group PLC - REIT	120,046
4,818	Xaar PLC	34,143
		8,571,749
	TOTAL COMMON STOCKS (Cost $43,774,987)	45,417,438

	PREFERRED STOCKS – 0.5%
	GERMANY – 0.5%
171	Draegerwerk A.G. & Co. KGaA	11,363
37	Jungheinrich A.G.	3,491
1,749	STO S.E. & Co. KGaA	215,896
1,456	Villeroy & Boch A.G.	22,650
		253,400
	TOTAL PREFERRED STOCKS (Cost $270,500)	253,400

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	RIGHTS – 0.0%
	SWEDEN – 0.0%
23,032	Hemfosa Fastigheter A.B.	$8,317

	TOTAL RIGHTS (Cost $—)	8,317

	UNITS – 0.4%
	IRELAND – 0.0%
262	Grafton Group PLC	2,649
	SINGAPORE – 0.4%
31,000	Religare Health Trust	23,716
320,200	Accordia Golf Trust	153,565
		177,281
	TOTAL UNITS (Cost $178,216)	179,930

	WARRANTS – 0.0%
	ISRAEL – 0.0%
	Discount Investment Corp. Ltd.:
—	Exercise Price: $718.30, Expiration Date: December 21, 2016*	—
—	Exercise Price: $783.60, Expiration Date: December 21, 2017*	—
—	Exercise Price: $848.90, Expiration Date: December 21, 2018*	—
		—
	TOTAL WARRANTS (Cost $—)	—

Principal Amount

	SHORT-TERM INVESTMENTS – 0.3%
$115,050	UMB Money Market Fiduciary, 0.01%	115,050

	TOTAL SHORT-TERM INVESTMENTS (Cost $115,050)	115,050

	TOTAL INVESTMENTS – 99.2% (Cost $44,338,753)	45,974,135
	Other assets in Excess of liabilities – 0.8%	353,554

	TOTAL NET ASSETS – 100.0%	$46,327,689

PLC – Public Limited Company
REIT – Real Estate Investment Trust

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2016 (Unaudited)

*	Non-income producing security.
[1]	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $619,860.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	22.5%
Consumer Discretionary	18.6%
Industrials	14.7%
Materials	9.6%
Consumer Staples	9.6%
Technology	9.6%
Health Care	7.1%
Communications	2.6%
Utilities	2.3%
Energy	1.4%
Total Common Stocks	98.0%
Preferred Stocks
Materials	0.5%
Consumer Discretionary	0.0%
Health Care	0.0%
Industrials	0.0%
Total Preferred Stocks	0.5%
Rights	0.0%
Units	0.4%
Warrants	0.0%
Short-Term Investments	0.3%
Total Investments	99.2%
Other assets in Excess of liabilities	0.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2016 (Unaudited)

Assets
Investments, at value (cost $44,338,753)	$45,974,135
Cash	24,835
Receivables:
Due from Advisor	19,459
Dividends and interest	327,477
Offering costs	6,909
Prepaid expenses	27,897
Total assets	46,380,712

Liabilities
Payables:
Distribution fees (Note 8)	2,252
Custody fees	24,117
Fund administration fees	9,501
Transfer agent fees and expenses	6,597
Due to custodian	4,306
Auditing fees	2,886
Fund accounting fees	975
Chief Compliance Officer fees	517
Trustees' fees and expenses	449
Accrued other expenses	1,423
Total liabilities	53,023

Net Assets	$46,327,689

Components of Net Assets
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$45,605,584
Accumulated net investment income	44,229
Accumulated net realized loss on investments and foreign currency transactions	(971,758)
Net unrealized appreciation on:
Investments	1,635,382
Foreign currency translations	14,252
Net Assets	$46,327,689

Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$11,067,350
Shares of beneficial interest issued and outstanding	980,001
Redemption Price	$11.29
Maximum sales charge (5.75% of offering price)*	0.69
Maximum public offering price to public	$11.98

Class I Shares:
Net assets applicable to shares outstanding	$35,260,339
Shares of beneficial interest issued and outstanding	3,120,162
Offering and redemption price per share	$11.30

*	No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2016 (Unaudited)

Investment Income
Dividends (net of foreign withholding taxes of $80,876)	$679,759
Interest	16
Total investment income	679,775

Expenses
Advisory fees	195,036
Fund accounting fees	86,166
Fund administration fees	27,319
Transfer agent fees and expenses	22,822
Auditing fees	19,264
Registration fees	16,856
Custody fees	14,846
Distribution fees (Note 8)	13,192
Offering costs	9,759
Legal fees	5,772
Shareholder reporting fees	5,651
Miscellaneous	5,027
Trustees' fees and expenses	4,132
Chief Compliance Officer fees	2,051
Insurance fees	542

Total expenses	428,435
Advisory fees waived	(192,083)
Net expenses	236,352
Net investment income	443,423

Realized and Unrealized Gain (Loss) from Investments and Foreign Currency
Net realized loss on:
Investments	(729,052)
Foreign currency transactions	(15,561)
Net realized loss	(744,613)
Net change in unrealized appreciation/depreciation on:
Investments	1,048,048
Foreign currency translations	16,248
Net change in unrealized appreciation/depreciation	1,064,296
Net realized and unrealized gain on investments and foreign currency	319,683

Net Increase in Net Assets from Operations	$763,106

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets from:
Operations
Net investment income	$443,423	$993,653
Net realized loss on investments and foreign currency transactions	(744,613)	(8,965)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,064,296	1,248,418
Net increase in net assets resulting from operations	763,106	2,233,106

Distributions to Shareholders
From net investment income
Class A	(175,420)	(62,830)
Class I	(506,359)	(808,063)
From net realized gain
Class A	(58,567)	(378)
Class I	(164,493)	(1,825,331)
Total Distributions	(904,839)	(2,696,602)

Capital Transactions
Net proceeds from shares sold:
Class A	784,967	12,372,637	[1]
Class I	1,863,886	2,796,194	[1]
Reinvestment of distributions:
Class A	233,988	63,208	[1]
Class I	619,677	2,491,648	[1]
Cost of shares redeemed:
Class A	(1,767,195)	(200,103)	[1]
Class I2	(2,560,033)	(14,849,446)	[1]
Net increase (decrease) in net assets from capital transactions	(824,710)	2,674,138

Total increase (decrease) in net assets	(966,443)	2,210,642

Net Assets
Beginning of period	47,294,132	45,083,490
End of period	$46,327,689	$47,294,132

Accumulated net investment income	$44,229	$282,585

Capital Share Transactions
Shares sold:
Class A	72,652	1,060,936	[1]
Class I	183,816	249,889	[1]
Shares reinvested:
Class A	21,099	5,449	[1]
Class I	55,877	228,584	[1]
Shares redeemed:
Class A	(163,510)	(17,419)	[1]
Class I	(232,838)	(1,262,217)	[1]
Net increase (decrease) from capital share transactions	(62,904)	265,222

[1]	With the Plan of Reorganization with respect to Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Acquiring Fund, Class IV shareholders received Class I shares of the Acquring Fund, respectively, effective as of the close of business on October 29, 2015. See Note 3 in the accompanying Notes to Financial Statements.
[2]	Net of redemption fees of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance. For a capital share outstanding throughout each Period.	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015	For the Period June 30, 2014* through October 31, 2014
Net asset value, beginning of period	$11.36		$11.57	$12.76
Income from Investment Operations:
Net investment income[1]	0.10		0.21	0.07
Net realized and unrealized gain (loss) on investments	0.06		0.28	(1.09)
Total from investment operations	0.16		0.49	(1.02)

Less Distributions:
From net investment income	(0.17)		(0.22)	(0.17)
From net realized gain	(0.06)		(0.48)	-
Total distributions	(0.23)		(0.70)	(0.17)

Net asset value, end of period	$11.29		$11.36	$11.57

Total return[2]	1.39%	[3]	4.47%	(8.10)%	[3]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$11,067		$11,927	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.17%	[4]	1.29%	1.16%	[4]
After fees waived and expenses absorbed	1.28%	[4]	1.29%	1.16%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.97%	[4]	2.11%	1.65%	[4,5]
After fees waived and expenses absorbed	1.86%	[4]	2.11%	1.65%	[4]

Portfolio turnover rate	47%	[3]	130%	101%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance. For a capital share outstanding throughout each Period.	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Period May 31, 2011* through October 31, 2011
Net asset value, beginning of period	$11.36		$11.57	$11.77		$8.88		$8.32		$10.00
Income from Investment Operations:
Net investment income[1]	0.11		0.27	0.30		0.26		0.27		0.11
Net realized and unrealized gain (loss) on investments	0.06		0.23	0.16	[2]	2.85		0.47		(1.65)
Total from investment operations	0.17		0.50	0.46		3.11		0.74		(1.54)

Less Distributions:
From net investment income	(0.17)		(0.23)	(0.33)		(0.25)		(0.21)		(0.14)
From net realized gain	(0.06)		(0.48)	(0.33)		-		-		-
Total distributions	(0.23)		(0.71)	(0.66)		(0.25)		(0.21)		(0.14)

Purchase Premium	-		-	-		0.03		0.03		-

Redemption fee proceeds[1]	-		-	-	[3]	-	[3]	-		-

Net asset value, end of period	$11.30		$11.36	$11.57		$11.77		$8.88		$8.32

Total return[4]	1.52%	[5]	4.61%	3.96%		35.97%		9.41%		(15.37)%	[5]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$35,260		$35,367	$45,074		$22,049		$6,800		$2,924

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.92%	[6]	1.06%	0.97%		1.35%		2.75%		4.65%	[6]
After fees waived and expenses absorbed	1.03%	[6]	1.06%	0.97%		1.10%		1.10%		1.10%	[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.22%	[6]	2.34%	2.44%	[7]	2.30%	[7]	1.56%	[7]	(0.65)%	[6,7]
After fees waived and expenses absorbed	2.11%	[6]	2.34%	2.44%		2.55%		3.21%		2.90%	[6]

Portfolio turnover rate	47%	[5]	130%	101%		103%		85%		28%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Offering costs incurred with the start up of the Funds are amortized on a straight line basis over a one-year period from October 29, 2015 (Plan of Reorganization). The Emerging Markets Fund incurred offering costs of approximately $17,011 and the International Small Cap Fund incurred offering costs of approximately $16,866.

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended October 31, 2012-2015, and as of and during the periods ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

(e) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Reorganization Information
On June 30, 2015, Philadelphia International Advisors LP (“Philadelphia International”), the investment adviser to the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund (each a “Portfolio” and collectively, the “Portfolios”), sold certain of its assets (the “Transaction”), including those assets relating to the management of the Portfolios to Segall Bryant & Hamill, LLC (“Segall”), the portfolio management team that has managed the Portfolios joined Segall and continued to manage the Portfolios in the same capacity at Segall. On May 18, 2015, the Board of Directors (the “Board”) of The Glenmede Fund, Inc. approved an Interim Investment Advisory Agreements (the “Interim Advisory Agreements”), on behalf of each Portfolio, with Segall effective upon the closing of the Transaction. The fee rates under the Interim Advisory Agreements are the same as the prior investment advisory agreements with Philadelphia International.

On May 18, 2015, the Board also approved proposed new investment advisory agreements with Segall, subject to shareholder approval (the “New Advisory Agreements”) prior to the expiration of the Interim Advisory Agreements.

On May 18, 2015, the Board also approved an Agreement and Plan of Reorganization for each Portfolio relating to the reorganization of each Portfolio (each, a “Reorganization”) into a newly created series of the Investment Managers Series Trust (each an “Acquiring Fund”). Each Acquiring Fund will have substantially similar investment objectives, investment policies and restrictions as its corresponding Portfolio and will continue to be managed by the same investment management team that currently manages each Portfolio. Each Reorganization is subject to the completion of certain conditions, including approval by the applicable Portfolio’s shareholders.

This tax-free reorganization was accomplished on October 29, 2015 (the “Closing Date”), by exchanging the assets and liabilities of the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund for shares of the Emerging Markets Fund and International Small Cap Value Fund, respectively. Class I and Class IV shares of the Philadelphia International Emerging Markets Fund were exchanged for 1,154 shares of Class A of the Emerging Markets Fund (valued at $7,950) and 141,832 shares of Class I of the Emerging Markets Fund (valued at $978,111), respectively. Class I and Class IV shares of the Philadelphia International Small Cap Fund were exchanged for 1,049,760 shares of Class A of the International Small Cap Fund (valued at $11,853,058) and 3,113,307 shares of Class I of the International Small Cap Fund (valued at $35,143,444), respectively.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Note 4 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of each Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.48% and 1.23% of the average daily net assets of the Emerging Markets Fund’s Class A shares and Class I shares, respectively. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.28% and 1.03% of the average daily net assets of the International Small Cap Fund’s Class A shares and Class I shares, respectively.   These agreements are in effect until October 23, 2017, and may be terminated before that date only by the Trust’s Board of Trustees.

Prior to the close of business on October 29, 2015, investment advisory services were provided to the Predecessor Funds by Philadelphia International (the “Previous Advisor”), which received investment management fees for their services pursuant to the terms of the investment advisory agreements for each of the Predecessor Funds.  The investment advisory fees, which were computed daily and paid monthly, were payable at the following annual rates for the Predecessor Funds, calculated as a percentage of each particular Fund’s average daily net assets: Philadelphia International Emerging Markets Fund, 0.65%; and Philadelphia International Small Cap Fund, 0.60%.

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

	Emerging Markets Fund	International Small Cap Fund
2018	$1,387	$1,564
2019	185,260	192,083
Total	186,647	193,647

From November 1, 2014 to the close of business on October 29, 2015, the Previous Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Predecessor Funds’ operating expenses to an annual rate (as a percentage of the average daily net assets) as follows:

	Predecessor Fund (Philadelphia International Emerging Markets Fund )	Predecessor Fund (Philadelphia International Small Cap Fund )
Class I	1.48%	1.33%
Class IV	1.25%	1.10%

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

For the period November 1, 2014 through October 29, 2015, the Previous Advisor waived it advisory fees and absorbed other expenses totaling $190,845 and $0 for the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, respectively.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Prior to the close of business on October 29, 2015, State Street served as the Predecessor Funds’ administrator, transfer agent, dividend-paying agent and custodian.

Prior to the close of business on October 29, 2015, Quasar Distributors, LLC (“Quasar”) served as the Predecessor Funds’ distributor and principal underwriter.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended April 30, 2016, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on October 29, 2015, Foreside Fund Officer Services, LLC (f/k/a Foreside Compliance Services, LLC) served as the Glenmede Fund, Inc.’s Chief Compliance Officer and each Predecessor Fund paid a portion of the CCO service fee.

The advisor reimbursed the Emerging Markets Fund $1,684 for expenses related to the Plan of Reorganization. This amount is reported on the Fund’s Statement of Operations under the caption, “Net increase from payment by affiliates.”

Note 5 – Federal Income Taxes
At April 30, 2016, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$12,068,049	$44,419,813

Gross unrealized appreciation	$903,573	$4,730,841
Gross unrealized depreciation	(470,409)	(3,176,519)
Net unrealized appreciation/(depreciation) on investments	$433,164	$1,554,322

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

As of October 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets Fund	International Small Cap Fund
Undistributed ordinary income	$44,801	$409,644
Undistributed long-term capital gains	-	88,025
Accumulated earnings	44,801	497,669

Accumulated capital and other losses	(606,174)	(11,050)
Other losses	(74,036)	-
Unrealized appreciation/(depreciation) on investments	(99,793)	379,216
Foreign currency translations	369	(1,997)
Total accumulated earnings (deficit)	$(734,833)	$863,838

As of October 31, 2015, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration:
	Short-Term	Long-Term	Total
Emerging Markets Fund	$497,978	$108,199	$606,177
International Small Cap Fund	8,576	2,474	11,050

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the fiscal years ended October 31, 2015, and October 31, 2014 were as follows:

	Emerging Markets Fund		International Small Cap Fund
	2015	2014	2015	2014
Distributions paid from:
Ordinary Income	$38,489	$1,952,970	$1,258,281	$1,478,814
Net long-term capital gains	-	1,810,671	1,438,321	5,538
Return of capital	-	571,519	-	-
Total distributions paid	$38,489	$4,335,160	$2,696,602	$1,484,352

Note 6 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended April 30, 2016, the Emerging Markets and International Small Cap Funds received $312 and $0, respectively, in redemptions fees.

Note 7 – Investment Transactions
For the six months ended April 30, 2016, purchases and sales of investments, excluding short-term investments, were as follows:

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

	Purchases	Sales
Emerging Markets Fund	$14,665,681	$3,775,044
International Small Cap Fund	20,750,034	22,101,219

Note 8 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares do not pay any distribution fees.

For the six months ended April 30, 2016, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2016, in valuing the Funds’ assets carried at fair value:

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Brazil	$621,291	$—	$—	$621,291
Chile	120,796	10,993	—	131,789
China	135,296	2,749,014	—	2,884,310
Colombia	53,488	—	—	53,488
Czech Republic	—	4,765	—	4,765
Egypt	27,748	12,645	—	40,393
Greece	18,274	43,478	—	61,752
Hungary	—	12,552	—	12,552
India	903,240	60,313	23,721	987,274
Indonesia	71,493	282,461	—	353,954
Malaysia	199,883	234,701	—	434,584
Mexico	507,368	—	—	507,368
Peru	42,454	—	—	42,454
Philippines	50,627	132,434	—	183,061
Poland	27,707	130,278	—	157,985
Qatar	42,349	95,415	—	137,764
Russia	42,187	456,528	—	498,715
South Africa	154,166	790,613	—	944,779
South Korea	—	1,811,657	—	1,811,657
Taiwan	330,464	1,068,582	—	1,399,046
Thailand	13,074	283,035	—	296,109
Turkey	23,070	203,498	—	226,568
United Arab Emirates	25,367	104,728	—	130,095
Exchange-Traded Funds	214	—	—	214
Preferred Stocks
Brazil	190,633	—	—	190,633
Chile	7,743	—	—	7,743
Colombia	24,007	—	—	24,007
Russia	—	31,313	—	31,313
South Korea	—	127,870	—	127,870
Rights	—	14	—	14
Units	20,636	—	—	20,636
Warrants	77	—	—	77
Short-Term Investments	176,953	—	—	176,953
Total Investments	$3,830,605	$8,646,887	$23,721	$12,501,213

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

International Small Cap Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Australia	$109,900	$2,668,468	$—	$2,778,368
Austria	87,938	542,419	—	630,357
Belgium	10,208	593,426	—	603,634
Denmark	530,040	203,716	—	733,756
Finland	198,659	578,150	—	776,809
France	592,311	1,492,165	—	2,084,476
Germany	226,439	2,245,550	—	2,471,989
Hong Kong	212,291	907,427	—	1,119,718
Ireland	125,058	544,045	—	669,103
Israel	44,869	594,576	—	639,445
Italy	268,712	1,717,126	—	1,985,838
Japan	—	14,144,502	—	14,144,502
Netherlands	57,441	588,285	—	645,726
New Zealand	—	417,157	—	417,157
Norway	311,007	735,862	—	1,046,869
Portugal	—	142,264	—	142,264
Singapore	453,922	311,609	—	765,531
Spain	251,392	823,149	—	1,074,541
Sweden	41,654	2,262,813	—	2,304,467
Switzerland	589,170	1,221,969	—	1,811,139
United Kingdom	1,982,929	6,588,820	—	8,571,749
Preferred Stocks
Germany	238,546	14,854	—	253,400
Rights	8,317	—	—	8,317
Units	—
Ireland	—	2,649	—	2,649
Singapore	153,565	23,716	—	177,281
Warrants	—	—	—	—
Short-Term Investments	115,050	—	—	115,050
Total Investments	$6,609,418	$39,364,717	$—	$45,974,135

*	The Fund held level 3 securities valued at zero at period end.

Transfers are recognized at the end of the reporting period. Transfers are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2015 to April 30, 2016, represented by recognizing the April 30, 2016 market value of securities:

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

	Emerging Markets Fund	International Small Cap Fund
Transfers into Level 1	$121,206	$44,870
Transfers out of Level 1	(3,341,413)	(31,745,681)
Net transfers in (out) of Level 1	$(3,220,207)	$(31,700,811)

Transfers into Level 2	$3,341,413	$31,745,681
Transfers out of Level 2	(121,206)	(44,870)
Net transfers in (out) of Level 2	$3,220,207	$31,700,811

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Emerging Markets Fund	International Small Cap
Beginning balance October 31, 2015	$-	$-
Transfers into Level 3 during the period	23,721	-
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	-	-
Net purchases	-	-
Net sales/Corporate actions	-	-
Balance as of April 30, 2016	$23,721	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2016:

	Fair Value April 30, 2016	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
International Small Cap Fund - Common Stocks	$ -	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Recently Issued Accounting Pronouncements
In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 12 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to April 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/15	4/30/16	11/1/15 – 4/30/16
Class A	Actual Performance	$1,000.00	$985.10	$7.30
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.51	7.41
Class I	Actual Performance	1,000.00	983.70	6.07
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.82	6.17

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48% and 1.23% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES – Continued
For the Six Months Ended April 30, 2016 (Unaudited)

International Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/15	4/30/16	11/1/15 – 4/30/16
Class A	Actual Performance	$1,000.00	$1,013.90	$6.41
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.50	6.43
Class I	Actual Performance	1,000.00	1,015.20	5.16
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.74	5.17

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% and 1.03% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Emerging Markets Fund
 Segall Bryant & Hamill International Small Cap Fund
Each a series of Investment Managers Series Trust

Investment Advisor
Segall Bryant & Hamill
540 West Madison Street, Suite 1900
Chicago, Illinois 60661

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill Emerging Markets Fund - Class A	SBHEX	46141Q 675
Segall Bryant & Hamill Emerging Markets Fund - Class I	SBEMX	46141Q 667
Segall Bryant & Hamill International Small Cap Fund - Class A	SBHSX	46141Q 659
Segall Bryant & Hamill International Small Cap Fund - Class I	SBSIX	46141Q 642

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 490-4999, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 490-4999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (866) 490-4999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Segall Bryant & Hamill Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 490-4999

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/08/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/08/2016